Consolidated Statement of Comprehensive Income/(Loss)	12 Months Ended
	Dec. 31, 2025 MYR (RM) RM / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 MYR (RM) RM / shares shares	Dec. 31, 2023 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue from contract services	RM 74,017,065	$ 18,226,317	RM 61,838,681	RM 107,896,941
Revenue from sales of goods	6,636,090	1,634,102	22,611,383	35,386,851
Revenue from contract services – related parties	40,038,455	9,859,260	5,894,524	4,770,181
Revenue from sales of goods – related parties	6,000	1,477
Total revenue	120,697,610	29,721,156	90,344,588	148,053,973
Cost of sales from contract services	(99,878,872)	(24,594,650)	(63,519,904)	(98,119,824)
Cost of sales from sales of goods	(6,453,667)	(1,589,182)	(20,579,547)	(32,081,202)
Cost of sales for contract services – related parties	(386,972)	(95,290)	(2,667)
Cost of sales from sales of goods – related parties
Total cost of sales	(106,719,511)	(26,279,122)	(84,102,118)	(130,201,026)
Gross profit	13,978,099	3,442,034	6,242,470	17,852,947
Selling and administrative	(15,856,961)	(3,904,694)	(11,734,782)	(6,596,538)
Selling and administrative to related parties	(245,796)	(60,526)	(115,419)	(102,109)
Income/(loss) from operation before income tax	(2,124,658)	(523,186)	(5,607,731)	11,154,300
Other income	1,836,024	452,111	1,937,015	47,110
Other income from related parties			86,864	93,310
Finance cost	(5,303,948)	(1,306,069)	(1,916,006)	(1,183,241)
Finance cost – related party	(70,229)	(17,293)	(150,591)	(318,332)
Share of results of associate, net of tax	7,125	1,755
Profit/(loss) before income tax	(5,655,686)	(1,392,682)	(5,650,449)	9,793,147
Income tax (expense)/benefit	(2,107,418)	(518,941)	500,444	(2,646,079)
Net profit/(loss) for the year	(7,763,104)	(1,911,623)	(5,150,005)	7,147,068
Other comprehensive income/(loss):
Currency translation arising from consolidation	(618,265)	(152,245)	125,848	6,360
Total comprehensive income/(loss) for the year	(8,381,369)	(2,063,868)	(5,024,157)	7,153,428
Profit/(loss) attributable to:
Equity owners of the Company	(8,381,369)	(2,063,868)	(5,024,157)	7,153,428
Non-controlling interests
Total	RM (8,381,369)	$ (2,063,868)	RM (5,024,157)	RM 7,153,428
Basic and diluted net income/(loss) per share:
Basic (in Ringgits per share and Dollars per share) | (per share)	RM (0.27)	$ (0.07)	RM (0.28)	RM 0.46
Diluted (in Ringgits per share and Dollars per share) | (per share)	RM (0.25)	$ (0.06)	RM (0.28)	RM 0.46
Weighted average number of common shares outstanding – Basic and diluted:
Basic (in Shares)	31,283,700	31,283,700	17,665,289	15,700,000
Diluted (in Shares)	33,033,700	33,033,700	17,665,289	15,700,000